INSURANCE (Tables)	12 Months Ended
Dec. 31, 2023
INSURANCE
Summary of Types of Insurance Coverage
Item	Type of coverage	Amount insured
		2023	2022
Industrial complex and administrative sites	Any damages to buildings, facilities, inventories, and machinery and equipment	4,694,455	4,924,868
Vehicles	Fire, theft and collision for the vehicles insured by the Company	24,907	221,523
Loss of profits	No loss of profits due to material damages to facilities buildings and production machinery and equipment	-	2,056,000
Transport	Damages to products in transit	81,328	97,308
Civil liability	Protection against error or complaints in the exercise of professional activity that affect third parties	886,720	1,991,888
Environmental liability	Protection against environmental accidents that may result in environmental lawsuits	30,000	30,000